STOCK BASED COMPENSATION	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
STOCK BASED COMPENSATION

NOTE 7 – STOCK BASED COMPENSATION

We approved an option plan in 2008 permitting the grant of 6.4 million stock options to employees for the purpose of attracting and motivating employees, officers and directors, as well as advancing our own interests. Options were granted for a term of three to five years from the date of grant. The vesting schedule varied on options granted with some being fully vested upon grant and others vesting over a period of four years, with 25% vesting on the first anniversary of the date of grant and 25% vesting each anniversary thereafter for the following three years. There were 1,439,250 options vested at September 30, 2011.

The following table reflects the summary of stock options outstanding at September 30, 2011 and changes during the thirty-nine weeks ended September 30, 2011:

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Shares Under	Exercise Price	Fair Value	Intrinsic
	Options	Per Share	Per Share	Value
Outstanding, December 31, 2010	3,258,000	$0.20	$0.17	$1,068,870
Forfeited	(106,000)	0.17	0.15	(54,060)
Outstanding, April 1, 2011	3,152,000	0.20	0.17	1,014,810
Forfeited	(38,000)	0.17	0.15	(15,200)
Outstanding, July 1, 2011	3,114,000	0.20	0.17	999,610
Forfeited	(19,800)	0.17	0.15	(5,850)
Outstanding, September 30, 2011	3,094,500	$0.20	$0.17	$993,760

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on historical annualized volatility of our stock. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate is based upon the U.S. Treasury yield curve in effect at the time of grant. Currently, we do not foresee the payment of dividends in the near term. The assumptions used to calculate the fair value are as follows:

Fifty-three
Weeks Ended
December 31, 2010
Expected term (years)	3.0 - 5.0
Expected volatility	120.4% - 142.7%
Dividend yield	0.0%
Risk-free rate	.52% - 2.13%

Under the fair value recognition provisions of GAAP, share-based compensation cost is measured at the grant date based on the value of the award and is recognized as an expense over the vesting period using the straight-line method of amortization. The expected postvesting exercise rate was determined based on an estimated annual turnover percentage of 15% with an estimated 90% of vested options expected to be exercised. Options granted to certain key employees were not taken into consideration when determining the postvesting effects due to turnover. During the thirty-nine weeks ended September 30, 2011, we recognized share-based compensation expense of approximately $87,000 relating to the vesting of issued stock options. Included in this expense is approximately $30,000 relating to the accelerated vesting of options held by a board member.

The following table reflects the summary of our nonvested stock options outstanding at December 31, 2010 and changes during the thirty-nine weeks ended September 30, 2011:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise Price	Grant Date	Intrinsic
	Options	Per Share	Fair Value	Value
Nonvested, December 31, 2010	2,633,000	$0.17	$0.15	$1,026,870
Vested	(250,000)	0.17	0.15	(85,000)
Forfeited	(106,000)	0.17	0.15	(54,060)
Nonvested, April 1, 2011	2,277,000	0.17	0.15	887,810
Vested	(564,250)	0.17	0.15	(127,278)
Forfeited	(38,000)	0.17	0.15	(15,200)
Nonvested, July 1, 2011	1,674,750	0.17	0.15	745,333
Forfeited	(19,500)	0.17	0.15	(5,850)
Nonvested, September 30, 2011	1,655,250	$0.17	$0.15	$739,483

As of September 30, 2011, there was unrecognized share-based compensation expense totaling approximately $190,000 relating to non-vested options that will be recognized over the next 2.6 years.

The following summarized information about the stock options outstanding at September 30, 2011:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise Price	Contractual	Intrinsic
	of Options	Per Share	Life (years)	Value
Outstanding	3,094,500	$0.20	3.29	$599,928
Exercisable	1,439,250	0.24	2.93	103,353

Determining the fair value of share-based awards at the grant date requires judgment. In addition, judgment is also required in estimating the expected postvesting exercise rate. Changes in the subjective input assumptions can materially affect the fair value estimate and, therefore, the existing models do not necessarily provide a reliable measure of the fair value of our stock options.